TRADE RECEIVABLES, NET (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables [abstract]
Open accounts (1)	[1]	$ 7,588	$ 6,906
Credit cards			108
Less—allowance for doubtful accounts		(1,256)	(1,432)
Trade receivables, net		$ 6,332	$ 5,582

[1]	Trade receivables generally have 90-day credit terms. Certain customers payments are made through monthly credit card transactions.